Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Inventories
Inventories	$ 182,882	¥ 1,189,885	¥ 752,103
Domestic Bank | Collateral Pledged
Inventories
Inventories		¥ 250,889	¥ 220,683